1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

November 17, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Funds (the “Trust” or “Registrant”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 304 (“PEA 304”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 419 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 304 is being filed to register Class A shares of the PIMCO Global Bond Fund (Unhedged) (the “Fund”), an existing series of the Registrant.

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the changes made in this Post-Effective Amendment only relate to the registration of Class A shares of the Fund. We therefore believe that this Post-Effective Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). In accordance with IC-13768, we hereby request selective review of this Post-Effective Amendment limited to the disclosure relating to the registration of Class A shares of the Fund. Selective review would serve to expedite the review process for the Registrant as well as use the Staff’s time more effectively.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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